Income Tax - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Current - Provision for income tax			$ 637,676
Deferred
Deferred - Provision for income tax			(30,523)
Total			607,153
Hong Kong [Member]
Current
Current - Provision for income tax			669,016
Deferred
Deferred - Provision for income tax			(34,998)
Over provision in previous years [Member]
Current
Current - Provision for income tax			(31,340)
Under provision in previous years [Member]
Deferred
Deferred - Provision for income tax			$ 4,475